Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0000092230
Registrant Name	TRUIST FINANCIAL CORP
Registration File Number	333-276600
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES